SHAREHOLDERS' EQUITY - Transactions Contemporaneous to the Business Combination (Details) - USD ($)					1 Months Ended	12 Months Ended
	Dec. 09, 2021	Sep. 14, 2021	Aug. 23, 2021	Jun. 29, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Warrant exercise price (in dollar per share)						$ 5.00
Contingent Earnout Recorded as a Liability							$ 7,640,334
Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Preferred shares converted							20,293,127
Shares issued converting Preferred shares							2,577,227
Investor | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Proceeds from issuance of shares			$ 1,500,000
June 2024 | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Warrants issued							4,928,578
Warrant exercise price (in dollar per share)							$ 10.00
June 2026 | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Warrants issued	2,000,000
Warrant exercise price (in dollar per share)	$ 11.50
Subordinate Voting Shares.
Class of Stock [Line Items]
Issuance for business acquisition (in shares)						8,417,325
Share issue price per share					$ 4.99
Subordinate Voting Shares. | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Issuance for business acquisition (in shares)				22,335,908	150,000		9,098,302
Fair Value of equity issued				$ 124,359,000	$ 748,500
Earnout liability recorded				$ 7,640,334
Subordinate Voting Shares. | Investor | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Issuance for business acquisition (in shares)							150,000
Subordinate Voting Shares. | Camarillo Acquisition Agreement | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Issuance for business acquisition (in shares)		6,500,000
Value of shares issued		$ 29,250,000
GH Group | Multiple Voting Shares | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Issuance for business acquisition (in shares)				4,754,979
GH Group | Subordinate Voting Shares. | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Fair Value of equity issued				$ 88,654
Vested options				5,392,564
Shares issued for exercise of options				479,195
GH Group | Series A Preferred Stock | Business Combination June 29, 2021 and through December 31, 2021
Class of Stock [Line Items]
Shares issued							38,808,618
Proceeds from issuance of shares							$ 31,285,258